CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Net loss	$ (12,851,383)	$ (162,043,234)	$ (11,601,068)
Adjustments to reconcile net loss to net cash provided by/(used in) operating activities:
Depreciation and amortization	15,705,383	16,544,668	15,006,676
Loss from equity in affiliates	78,634	216,017	224,752
Loss on disposal of investment or subsidiaries			185,777
Provision for allowance for doubtful accounts	1,892,838	4,399,176	14,797,072
Share-based compensation	4,058,362	3,524,864	10,655,448
Unrealized loss (gain) on marketable securities	606,635	(911,873)	(180,112)
Goodwill impairment		41,222,971	0
Others	148,593	681,343	524,810
Changes in operating assets and liabilities:
Accounts receivable	(29,397,718)	(21,439,538)	21,945,854
Contract assets	(698,266)	2,688,194	1,508,834
Marketable securities			(2,001,242)
Customer deposits	26,142,133	3,456,913	18,887,756
Amounts due from related parties	(2,617,571)	3,804,706	(7,872,808)
Prepaid expenses and other current assets	2,490,172	(1,201,142)	9,310,657
Other non-current assets	(211,771)	69,531	17,136
Accounts payable	(2,061,870)	1,226,158	1,230,644
Accrued payroll and welfare expenses	(6,198,911)	(5,152,301)	(3,954,784)
Income tax payable	(5,139,469)	(3,068,915)	(646,293)
Other tax payable	1,061,293	(5,571,572)	(15,401,042)
Amounts due to related parties	384,323	1,511,521	(7,620,658)
Other current liabilities and accrued expenses	9,944,590	20,269,099	5,507,463
Deferred tax assets	1,569,233	(22,152,629)	(11,399,496)
Deferred tax liabilities	(3,212,929)	(2,242,038)	(4,016,850)
Net cash provided by/(used in) operating activities	1,692,301	(124,168,081)	35,108,526
Investing activities:
Deposits for and purchases of property and equipment and intangible assets	(946,967)	(2,526,921)	(4,243,386)
Cash paid for business acquisitions, net of cash acquired		(5,878,393)
Cash outflow due to disposal of a subsidiary			(129,643)
Proceeds from disposal of property and equipment	1,753,131	293,704	57,186
Net cash provided by/(used in) investing activities	806,164	(8,111,610)	(4,315,843)
Financing activities:
Contribution from non-controlling interest shareholders			296,959
Proceeds of loans from related parties			89,462,593
Repayment of loans to related parties		(1,862,593)	(87,600,000)
Proceeds from exercise of options			314,750
Acquisition of non-controlling interest of subsidiaries			(7,079,295)
Net cash used in financing activities		(1,862,593)	(4,604,993)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(6,539,685)	11,109,296	(12,145,925)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(4,041,220)	(123,032,988)	14,041,765
Cash, cash equivalents and restricted cash at the beginning of the year	151,304,686	274,337,674	260,295,909
Cash, cash equivalents and restricted cash at the end of the year	147,263,466	151,304,686	274,337,674
Supplemental disclosure of cash flow information:
Income taxes paid	3,088,070	10,256,545	10,199,779
Non-cash investing and financing activities:
Non-controlling interest recognized in connection with business acquisition		59,595
Total equity decreased in connection with disposal of a subsidiary			(187,429)
Decrease in amount due to related party due to vesting of restricted shares			1,012,000
Reconciliation to amounts on consolidated balance sheets:
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$ 151,304,686	$ 274,337,674	$ 260,295,909